Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Liabilities [Abstract]
Accrued professional fees related to merger transaction	$ (16,263)	$ 0
Provisions	(2,934)	(462)
Payroll and employee benefits payable	(2,545)	(1,717)
Other taxes payable	(2,045)	(439)
Total	(23,787)	(2,618)
Total current	(23,435)	(2,582)
Total non-current	$ (352)	$ (36)